Company Overview And Summary Of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Company Overview And Summary Of Significant Accounting Policies [Abstract]
Company Overview And Summary Of Significant Accounting Policies

1. Description of the company:

Headquartered in Tampa, Florida, Accentia Biopharmaceuticals, Inc. (OTCQB: "ABPI") (the "Company" or "Accentia") is a biotechnology company that is developing Cyrevia™ (formerly named Revimmune™) as a comprehensive system of care for the treatment of autoimmune diseases. The Company is also developing the SinuNasal™ Lavage System as a medical device for the treatment of chronic sinusitis. Additionally, through the Company's majority-owned subsidiary, Biovest International, Inc. ("Biovest"), the Company is developing BiovaxID®, as a personalized therapeutic cancer vaccine for the treatment of non-Hodgkin's lymphoma ("NHL"), specifically, follicular lymphoma ("FL"), mantle cell lymphoma ("MCL") and potentially other B-cell cancers and AutovaxID®, an instrument for the production of a broad range of patient-specific medicines, such as BiovaxID and potentially for various vaccines, including vaccines for influenza and other contagious diseases.

Cyrevia™ is being developed to treat various autoimmune diseases. Cyrevia's active ingredient is cyclophosphamide, which is already approved by the Food and Drug Administration ("FDA") to treat disorders other than autoimmunity. The Company is seeking to repurpose cyclophosphamide to treat autoimmune disease as part of a comprehensive system of care.

The SinuNasal™ Lavage System ("SinuNasal") is being developed as a medical device for the treatment of patients with refractory, post-surgical chronic sinusitis ("CS"), also sometimes referred to as chronic rhinosinusitis. SinuNasal is believed to provide benefit by delivering a proprietary buffered irrigation solution (patent pending) to mechanically flush the nasal passages to improve the symptoms of refractory post-surgical CS patients.

BiovaxID® is being developed by the Company's majority-owned subsidiary, Biovest as an active immunotherapy to treat certain forms of lymphoma. BiovaxID has completed two Phase 2 clinical trials and one Phase 3 clinical trial.

AutovaxID® is automated cell culture production instrument being developed and commercialized by the Company's majority owned subsidiary, Biovest for the production of cancer vaccines and other personalized medicines and potentially for a wide range of other vaccines.

From 1997 and until December 15, 2011, the Company's wholly-owned subsidiary, Analytica International, Inc. ("Analytica"), conducted a global research and strategy consulting business that provided services to the pharmaceutical and biotechnology industries. On December 15, 2011, the Company closed on the sale of substantially all of the assets and business of Analytica to a third-party (Note 3), which included the name "Analytica International, Inc." Accordingly, the Company changed the name of its subsidiary from Analytica International, Inc. to Accentia Biotech, Inc.

On November 10, 2008, the Company and its wholly-owned subsidiaries, Analytica, TEAMM Pharmaceuticals, Inc. d/b/a Accentia Pharmaceuticals ("TEAMM" or "Accentia Pharmaceuticals"), AccentRx, Inc. ("AccentRx"), and Accentia Specialty Pharmacy ("ASP") (collectively, the "Debtors") filed voluntary petitions for reorganization under Chapter 11 of the United States Bankruptcy Code ("Chapter 11") in the U.S. Bankruptcy Court for the Middle District of Florida, Tampa Division (the "Bankruptcy Court"). On August 16, 2010, the Company filed its First Amended Joint Plan of Reorganization and on October 25, 2010, the Company filed its First Modification to the First Amended Joint Plan of Reorganization (collectively and as amended and supplemented, the "Plan"). On November 2, 2010, the Bankruptcy Court entered an Order Confirming Debtors' First Amended Joint Plan of Reorganization Under Chapter 11 of the Bankruptcy Code (the "Confirmation Order"). The Company emerged from Chapter 11 protection, and the Plan became effective, on November 17, 2010 (the "Effective Date"). On the Effective Date and pursuant to the Plan, the Company's subsidiaries, AccentRX and ASP were dissolved.

1. Company overview and summary of significant accounting policies:

Business and organization

Headquartered in Tampa, Florida, Accentia Biopharmaceuticals, Inc. (OTCQB: "ABPI") (the "Company" or "Accentia") is a biotechnology company that is developing Cyrevia™ (formerly named, Revimmune™) as a comprehensive system of care for the treatment of autoimmune diseases. The Company is also developing the SinuNasal™ Lavage System as a medical device for the treatment of chronic sinusitis. Additionally, through the Company's majority-owned subsidiary, Biovest International, Inc. ("Biovest"), the Company is developing BiovaxID®, as a personalized therapeutic cancer vaccine for the treatment of non-Hodgkin's lymphoma ("NHL"), specifically, follicular lymphoma ("FL"), mantle cell lymphoma ("MCL") and potentially other B-cell cancers and AutovaxID®, an instrument for the production of a broad range of patient-specific medicines, such as BiovaxID and potentially for various vaccines, including vaccines for influenza and other contagious diseases.

Cyrevia™ is being developed to treat various autoimmune diseases. Cyrevia's active ingredient is cyclophosphamide, which is already approved by the Food and Drug Administration ("FDA") to treat disorders other than autoimmunity. The Company is seeking to repurpose cyclophosphamide to treat autoimmune disease as part of a comprehensive system of care.

The SinuNasal™ Lavage System ("SinuNasal") is being developed as a medical device for the treatment of patients with refractory, post-surgical chronic sinusitis ("CS"), also sometimes referred to as chronic rhinosinusitis. SinuNasal is believed to provide benefit by delivering a proprietary buffered irrigation solution (patent pending) to mechanically flush the nasal passages to improve the symptoms of refractory post-surgical CS patients.

BiovaxID® is being developed by the Company's majority-owned subsidiary, Biovest as an active immunotherapy to treat certain forms of lymphoma. BiovaxID has completed two Phase 2 clinicial trials and one Phase 3 clinical trial.

AutovaxID® is automated cell culture production instrument being developed and commercialized by the Company's majority owned subsidiary, Biovest for the production of cancer vaccines and other personalized medicines and potentially for a wide range of other vaccines.

Since 1997, through the Company's wholly-owned subsidiary, Analytica International, Inc. ("Analytica"), Analytica has conducted a global research and strategy consulting business that provides services to the pharmaceutical and biotechnology industries. On December 15, 2011, the Company closed on the definitive agreement, selling the assets and business of Analytica to a third-party (See Note 21 Subsequent Event).

On November 10, 2008, the Company and its wholly-owned subsidiaries, Analytica, TEAMM Pharmaceuticals, Inc. d/b/a Accentia Pharmaceuticals ("TEAMM" or "Accentia Pharmaceuticals"), AccentRx, Inc. ("AccentRx"), and Accentia Specialty Pharmacy ("ASP") (collectively, the "Debtors") filed voluntary petitions for reorganization under Chapter 11 of the United States Bankruptcy Code ("Chapter 11") in the U.S. Bankruptcy Court for the Middle District of Florida, Tampa Division (the "Bankruptcy Court"). On August 16, 2010, the Company filed its First Amended Joint Plan of Reorganization and on October 25, 2010, the Company filed its First Modification to the First Amended Joint Plan of Reorganization (collectively and as amended and supplemented, the "Plan"). On November 2, 2010, the Bankruptcy Court entered an Order Confirming Debtors' First Amended Joint Plan of Reorganization Under Chapter 11 of the Bankruptcy Code (the "Confirmation Order"). The Company emerged from Chapter 11 protection, and the Plan became effective, on November 17, 2010 (the "Effective Date").

Principles of consolidation

The Company consolidates all entities controlled by ownership of a majority interest and, effective February 27, 2007, has consolidated a variable interest entity of which the Company is the primary beneficiary. The consolidated financial statements include Accentia and its wholly-owned subsidiaries, Analytica, TEAMM, AccentRx, and ASP; its majority-owned subsidiary, Biovest (and its consolidated entities), and Revimmune, LLC, an entity in which the Company has a controlling financial interest and has been determined to be the primary beneficiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Variable interest entities

The Company evaluates all significant arrangements and relationships for indications of variable interest entities ("VIEs") pursuant to generally accepted accounting principles ("GAAP"). During April 2006 and December 2006, the Company entered into financing arrangements with Biovest that involved entities that met the definition of VIEs. As a result, the Company and Biovest were required to consolidate these entities and reflect the non-controlling interest in its consolidated financial statements as of and for the years ended September 30, 2011 and 2010. The 2011 and 2010 consolidated financial statements include the VIEs as follows: Biovest Investment, LLC, Telesis CDE Two LLC, AutovaxID Investment LLC, St. Louis New Market Tax Credit Fund II LLC (collectively, the "Biovest VIEs") and Revimmune, LLC. As a result of Biovest's Plan of Reorganization (described below), all interests in the Biovest VIEs were liquidated as of Biovest's Plan of Reorganization's effective date. Also as a result of Biovest's Plan of Reorganization's, the Biovest's subsidiaries, Biovax, Inc., AutovaxID, Inc., Biolender, LLC and Biolender II, LLC (collectively, the "Biovest Subsidiaries") were also liquidated as of Biovest's Plan of Reorganization's effective date. Accordingly, the consolidated financial statements include the results of the Biovest VIEs and Biovest Subsidiaries through November 17, 2010.

Voluntary Petition for Bankruptcy

Accounting Standards Codification ("ASC") Topic 852-Reorganizations is applicable to companies in Chapter 11, does not change the manner in which consolidated financial statements are prepared. However, it does require that the consolidated financial statements for periods subsequent to the filing of the Chapter 11 petition distinguish transactions and events that are directly associated with the reorganization from the ongoing operations of the business. Revenues, expenses, realized gains and losses, and provisions for losses that can be directly associated with the reorganization and restructuring of the business must be reported separately as reorganization items in the statements of operations beginning in the quarter ending December 31, 2008. The balance sheet must distinguish prepetition liabilities subject to compromise from both those prepetition liabilities that are not subject to compromise and from post-petition liabilities. Liabilities that may be affected by a plan of reorganization must be reported at the amounts expected to be allowed, even if they may be settled for lesser amounts. In addition, cash provided by reorganization items must be disclosed separately in the statement of cash flows. The Company became subject to ASC Topic 852 on November 10, 2008, through its emergence from Chapter 11 protection on November 17, 2010. The Company has segregated those items as outlined above for all reporting periods between such dates.

Use of estimates in the preparation of consolidated financial statements

The preparation of consolidated financial statements in conformity with GAAP requires management to make judgments, assumptions and estimates that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ materially from those estimates.

Cash and cash equivalents

The Company considers all highly-liquid investments purchased with an original maturity of three (3) months or less to be cash equivalents.

Accounts receivable, concentrations of credit risk and customer concentrations

Financial instruments that subject the Company to concentrations of credit risk include cash and accounts receivable. The Company places its cash in several high-quality financial institutions. Such amounts are insured by the Federal Deposit Insurance Corporation ("FDIC") up to $0.25 million per institution. At September 30, 2011, the Company had no cash balances in excess of these insured limits.

Accounts receivable are customer obligations due under normal trade terms. The Company sells its products and services to retail organizations and drug development companies. The Company performs ongoing credit evaluations of customers' financial condition and does not require collateral.

Management reviews accounts receivable on a monthly basis to determine collectability. Balances that are determined to be uncollectible are written off to the allowance for doubtful accounts. The allowance for doubtful accounts contains a general accrual for estimated bad debts. Management considers the balance of approximately $0.01 million adequate as of September 30, 2011; however, actual write-offs may exceed the allowance.

Inventories

Inventories consist primarily of supplies and parts used in instrumentation assembly and related materials. Inventories are stated at the lower of cost or market with cost determined using the first-in first-out ("FIFO") method.

Furniture, equipment and leasehold improvements

Furniture, equipment and leasehold improvements are stated at cost, less accumulated depreciation. Depreciation is determined using straight-line and accelerated methods over the estimated useful lives of three to seven years for furniture and equipment. Amortization of leasehold improvements is over the shorter of the improvements' estimated economic lives or the related lease terms.

Goodwill and intangible assets

Intangible assets include trademarks, product rights, noncompete agreements, technology rights, purchased customer data relationships and patents, and are accounted for based on ASC Topic 350-Intangibles. In that regard, goodwill and intangible assets that have indefinite useful lives, are not amortized, but are tested at least annually for impairment or more frequently if events or changes in circumstances indicate that the asset might be impaired. The Company has identified certain trademarks and purchased customer relationships as intangible assets with indefinite lives and, therefore, these assets are not amortized.

Intangible assets with finite useful lives are amortized over the estimated useful lives from the date of acquisition as follows:

Customer relationships	10 years
Trademarks	3 years
Patents	3 years

The Company recognized impairment losses of $0.4 million related to the impairment of intangible assets for the year ended September 30, 2010.

Deferred finance costs

Deferred finance costs include fees paid in conjunction with obtaining long-term debt, notes payable and lines of credit and are amortized over the contractual term of the related financial instrument.

Financial instruments

Financial instruments, as defined in ASC Topic 825, consist of cash, evidence of ownership in an entity and contracts that both: (i) impose on one entity a contractual obligation to deliver cash or another financial instrument to a second entity, or to exchange other financial instruments on potentially unfavorable terms with the second entity and (ii) conveys to that second entity a contractual right: (a) to receive cash or another financial instrument from the first entity or (b) to exchange other financial instruments on potentially favorable terms with the first entity. Accordingly, the Company's consolidated financial instruments consist of cash, accounts receivable, accounts payable, accrued liabilities, notes payable, long-term debt, royalty liabilities, and derivative financial instruments.

The Company carries cash, accounts receivable, accounts payable, and accrued liabilities at historical costs. The respective estimated fair values approximate carrying values due to their current nature. The Company also carries notes payable and long-term debt at historical cost less discounts from warrants issued as loan financing costs; however, fair values of these debt instruments are estimated for disclosure purposes based upon the present value of the estimated cash flows at market interest rates applicable to similar instruments.

Derivative instruments

Fair Value of Financial Assets and Liabilities

The Company measures the fair value of financial assets and liabilities in accordance with GAAP which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.

GAAP defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. GAAP describes three (3) levels of inputs that may be used to measure fair value:

Level 1 – quoted prices in active markets for identical assets or liabilities.

Level 2 – quoted prices for similar assets and liabilities in active markets or inputs that are observable.

Level 3 – inputs that are unobservable (for example cash flow modeling inputs based on assumptions).

The Company generally does not use derivative financial instruments to hedge exposures to cash-flow, market or foreign-currency risks. However, the Company and its consolidated subsidiaries have entered into certain other financial instruments and contracts, such as debt financing arrangements and freestanding warrants with features that are either (i) not afforded equity classification, (ii) embody risks not clearly and closely related to host contracts, or (iii) may be net-cash settled by the counterparty. These instruments are required to be carried as derivative liabilities, at fair value.

The Company estimates fair values of all derivative instruments, such as free-standing warrants, and embedded conversion features utilizing Level 2 inputs. The Company uses the Black-Scholes option valuation technique because it embodies all of the requisite assumptions (including trading volatility, estimated terms and risk free rates) necessary to fair value these instruments. Estimating fair values of derivative financial instruments requires the development of significant and subjective inputs that may, and are likely to, change over the duration of the instrument with related changes in internal and external market factors. In addition, option-based techniques are highly volatile and sensitive to changes in the Company's trading market price and the trading market price of various peer companies, which have historically had high volatility. Since derivative financial instruments are initially and subsequently carried at fair value, the Company's income will reflect the volatility in these estimate and assumption changes.

The Company reports its derivative liabilities at fair value on the accompanying consolidated balance sheets as of September 30, 2011 and September 30, 2010.

Income taxes

The Company uses the liability method related to accounting for income taxes. Deferred tax assets and liabilities are recognized for future tax consequences attributed to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases and are measured using enacted tax rates that are expected to apply to the differences in the periods that they are expected to reverse. Management has evaluated the guidance relating to accounting for uncertainty in income taxes and has determined that the Company had no uncertain income tax positions that could have a significant effect on the consolidated financial statements for the years ended September 30, 2011 and 2010.

The Company's tax returns subsequent to 2008 are subject to examination by the Internal Revenue Service and state tax authorities, generally for three years after the tax returns were filed.

Foreign currency translation

The Company translates the assets and liabilities of its non-U.S. functional currency subsidiary into dollars at the current rates of exchange in effect at the end of each reporting period, while net sales and expenses are translated using the average exchange rate for each reporting period. Foreign currency translation adjustments were nominal during the years ended September 30, 2011 and 2010, and as such, no adjustments have been recognized in the accompanying consolidated financial statements.

Revenue recognition

The Company recognizes revenue as follows:

Services:

Service revenue is generated primarily by fixed price contracts for cell culture production and consulting services. Such revenue is recognized over the contract term based on the percentage of services cost incurred during the period compared to the total estimated service cost to be incurred over the entire contract. The nature and scope of the Company's contracts often require the Company to make judgments and estimates in recognizing revenues. Estimates of total contract revenues and costs are continuously monitored during the term of the contract, and recorded revenues and costs are subject to revision as each contract progresses. Such revisions may result in increases or decreases to revenues and income and are reflected in the consolidated financial statements in the periods in which they are first identified. Losses on contracts are recognized during the period in which the loss first becomes probable and reasonably estimable. Reimbursements of contract-related expenses are included in revenues. An equivalent amount of these reimbursable costs is included in cost of sales. Because of the inherent uncertainties in estimating costs, it is at least reasonably possible that the estimates used will change within the near term.

Contract costs related to cell culture production include all direct material, subcontract and labor costs and those indirect costs related to contract performance, such as indirect labor, insurance, supplies and tools. The Company, through its majority-owned subsidiary, Biovest, believes that actual cost incurred in contract cell production services is the best indicator of the performance of the contractual obligations, because the costs relate primarily to the amount of labor incurred to perform such services. The deliverables inherent in each of Biovest's cell culture production contracts are not output driven, but rather driven by a pre-determined production run. The duration of Biovest's cell culture production contracts, range typically from two to fourteen months.

Service costs relating to the Company's consulting services, through its wholly-owned subsidiary, Analytica, consist primarily of internal labor expended in the fulfillment of Analytica's consulting projects and, to a lesser extent, outsourced research services. The duration of Analytica's consulting service contracts range typically from one to six months. Certain other professional service revenues are recognized as the services are performed. The asset unbilled receivables represents revenue that is recognizable under the percentage of completion method due to the performance of services for which billings have not been generated as of the balance sheet date. In general, amounts become billable pursuant to contractual milestones or in accordance with predetermined billing schedules. Under Analytica's consulting services contracts, the customer is required to pay for contract hours worked by the Company (based on the standard hourly rate used to calculate the contract price) even if the customer cancels the contract and elects not to proceed to completion of the project. Unearned revenues represent customer payments in excess of revenue earned under the percentage of completion method. Such payments are made in accordance with predetermined payment schedules set forth in the contract.

On December 15, 2011, the Company closed on the definitive agreement selling substantially all of the assets and business of Analytica.

Grant revenue:

Grant revenue is the result of the Company and Biovest being awarded the Qualifying Therapeutic Discovery Program Grant from the federal government during 2011 and 2010. In accordance with the terms of the Qualifying Therapeutic Discovery Program Grant, grant revenue is recognized up to 50% of the reimbursable expenses incurred during 2011 and 2010 for the Company and 2010 for Biovest.

Products:

Net sales of instruments and disposables are recognized in the period in which the rewards of ownership have passed (at point of shipment) to the buyer. Biovest does not provide its customers of instruments and disposables with a right of return; however, deposits made by customers must be returned to customers in the event of non-performance by Biovest.

Shipping and handling costs:

Shipping and handling costs are included as a component of cost of sales in the accompanying consolidated statements of operations.

Research and development expense:

The Company expenses research and development costs as incurred. Such costs include payroll and related costs, facility costs, consulting and professional fees, equipment rental and maintenance, lab supplies, and certain other indirect cost allocations that are directly related to research and development activities.

Share-based compensation

The Company follows the guidance of the accounting provisions of ASC Topic 718—Share-Based Compensation, which requires the use of the fair value based method to determine compensation for all arrangements under which employees and others receive shares of stock or equity instruments (warrants and options). The fair value of each option award is estimated on the date of the stock option grant using the Black-Scholes valuation model that uses assumptions for expected volatility, expected dividends, expected term, and the risk-free interest rate. Expected volatilities are based on weighted averages of the limited historical volatility of the Company's common stock and selected peer group comparable volatilities and other factors estimated over the expected term of the options. The expected term of stock options granted is derived using the "simplified method" which computes expected term as the average of the sum of the vesting term plus the contract term. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for the period of the expected term.

In applying the Black-Scholes options-pricing model, assumptions are as follows:

	2011	2010
Dividend yield	$0	$0
Expected volatility	132.57% - 140.58%	140.08%
Risk free interest rate	1.02% – 2.02%	2.35% – 3.11%
Expected life	5.0 to 6.0 years	5.0 to 6.0 years

Loss per common share

The Company had net losses for all periods presented in which potential common shares were in existence. Diluted loss per share assumes conversion of all potentially dilutive outstanding common stock options, warrants, or other convertible financial instruments. Potential common stock shares outstanding are excluded from the calculation of diluted loss per share if their effect is anti-dilutive. As such, dilutive loss per share is the same as basic loss per share for all periods presented as the effect of all potential common stock shares outstanding is anti-dilutive.

The effect of common stock equivalents and common stock shares indexed to convertible debt securities are not considered in the calculation of diluted loss per share because the effect would be anti-dilutive. They are as follows as of:

	2011	2010
Options and warrants to purchase common stock	42,062,760	44,536,380
Convertible debt instruments	36,122,953	30,454,666
Preferred stock convertible to common stock	—	4,906,060

	78,185,713	79,897,106

Recent Accounting Pronouncements

In June 2008, the Financial Accounting Standards Board ("FASB") issued new guidance for determining whether an equity-linked financial instrument (or embedded feature) is indexed to an entity's own stock. The Company adopted this new guidance effective October 1, 2009. Certain of the Company's outstanding warrants and convertible debt contain features fell under the scope of this guidance resulting in a decrease of $2.2 million and $0.8 million to the October 1, 2009 balances of additional paid-in capital and accumulated deficit, respectively.

In June 2009, the FASB issued new guidance amending the existing pronouncement related to the consolidation of variable interest entities. This new guidance requires the reporting entities to evaluate former Qualifying Special Purpose Entity for consolidation, changes the approach to determine a variable interest entity's primary beneficiary from a quantitative assessment to a qualitative assessment designed to identify a controlling financial interest, and increases the frequency of required assessments to determine whether the Company is the primary beneficiary of any variable interest entities which it is a party to. This new guidance was not effective for the Company until October 1, 2010 and earlier adoption was prohibited. This new guidance became effective for the Company on October 1, 2010 and did not have a material impact on the Company's consolidated financial statements.

In December 2010, the FASB issued Accounting Standards Update ("ASU") 2010-27 Fees Paid to the Federal Government by Pharmaceutical Manufacturers" amending ASC 720 Other Expenses to address questions concerning how pharmaceutical manufacturers should recognize the annual fees imposed by the Patient Protection and Affordable Care Act for each calendar year beginning January 1, 2011. The ASU requires that the liability related to the annual fee be estimated and recorded in full upon the first qualifying sale with a corresponding deferred cost that is amortized to expense over the calendar year that it is payable. The amendment is effective commencing with the quarter ended March 31, 2011 and did not have a significant impact on the Company's consolidated financial statements.

In December 2010, the FASB issued ASU 2010-28 Intangibles – Goodwill and Other, which modifies the goodwill impairment test for reporting units with zero or negative carrying amounts as required by ASC Topic 350. Under the amendment, an entity with reporting units that have carrying amounts that are zero or negative is required to assess whether it is more likely than not that the reporting units' goodwill is impaired. If this determination is made, the entity should perform Step 2 of the goodwill impairment test for those reporting unit(s). This update became effective beginning with the quarter ended March 31, 2011 and did not have a material impact on the Company's consolidated financial statements.

ASU No. 2010-06, Fair Value Measurements and Disclosures (Topic 820) - Improving Disclosures About Fair Value Measurements ("ASU 2010-06"), requires expanded disclosures related to fair value measurements including (i) the amounts of significant transfers of assets or liabilities between Levels 1 and 2 of the fair value hierarchy and the reasons for the transfers, (ii) the reasons for transfers of assets or liabilities in or out of Level 3 of the fair value hierarchy, with significant transfers disclosed separately, (iii) the policy for determining when transfers between levels of the fair value hierarchy are recognized, and (iv) for recurring fair value measurements of assets and liabilities in Level 3 of the fair value hierarchy, a gross presentation of information about purchases, sales, issuances and settlements. ASU 2010-06 further clarifies that (i) fair value measurement disclosures should be provided for each class of assets and liabilities (rather than major category), which would generally be a subset of assets or liabilities within a line item in the statement of financial position and (ii) companies should provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements for each class of assets and liabilities included in Levels 2 and 3 of the fair value hierarchy. The disclosures related to the gross presentation of purchases, sales, issuances and settlements of assets and liabilities included in Level 3 of the fair value hierarchy was required for the Company beginning January 1, 2011. The remaining disclosure requirements and clarifications made by ASU 2010-06 became effective for the Company on January 1, 2010. The adoption of ASU 2010-06 did not have a material impact on the Company's consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ("ASU 2011-04"). ASU 2011-04 is intended to result in convergence between GAAP and International Financial Reporting Standards ("IFRS") requirements for measurement of and disclosures about fair value. The amendments are not expected to have a significant impact on companies applying GAAP. Key provisions of the amendment include: a prohibition on grouping financial instruments for purposes of determining fair value, except when an entity manages market and credit risks on the basis of the entity's net exposure to the group; an extension of the prohibition against the use of a blockage factor to all fair value measurements (that prohibition currently applies only to financial instruments with quoted prices in active markets); and a requirement that for recurring Level 3 fair value measurements, entities disclose quantitative information about unobservable inputs, a description of the valuation process used and qualitative details about the sensitivity of the measurements. In addition, for items not carried at fair value but for which fair value is disclosed, entities will be required to disclose the level within the fair value hierarchy that applies to the fair value measurement disclosed. ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011. The Company will adopt these standards on January 1, 2012 and does not expect the adoption to have a material impact on its consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, Intangibles—Goodwill and Other (Topic 350), Testing Goodwill for Impairment ("ASU 2011-08"), to allow entities to use a qualitative approach to test goodwill for impairment. ASU 2011-08 permits an entity to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If it is concluded that this is the case, it is necessary to perform the currently prescribed two-step goodwill impairment test. Otherwise, the two-step goodwill impairment test is not required. ASU 2011-08 is effective for the Company beginning October 1, 2012, and earlier adoption is permitted. The Company is currently evaluating the impact of the pending adoption of ASU 2011-08 on its consolidated financial statements.